Debt Securities Available for Sale - AFS debt securities in a continuous unrealized loss position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale
Less than 12 months Fair Value	$ 890,461	$ 2,743,002
Less than 12 months Gross Unrealized Losses	1,877	11,032
12 months or more Fair Value	555	2,647,359
12 months or more Gross Unrealized Losses	11	28,785
Total Fair Value	891,016	5,390,361
Total Gross Unrealized Losses	1,888	39,817
US Treasury Securities
Debt Securities, Available-for-sale
Less than 12 months Fair Value		2,439,114
Less than 12 months Gross Unrealized Losses		9,798
12 months or more Fair Value		452,784
12 months or more Gross Unrealized Losses		808
Total Fair Value		2,891,898
Total Gross Unrealized Losses		10,606
Obligations of U.S. Government sponsored entities
Debt Securities, Available-for-sale
Less than 12 months Fair Value		9,973
Less than 12 months Gross Unrealized Losses		4
12 months or more Fair Value		99,846
12 months or more Gross Unrealized Losses		107
Total Fair Value		109,819
Total Gross Unrealized Losses		111
Collateralized Mortgage Obligations - Federal agencies
Debt Securities, Available-for-sale
Less than 12 months Fair Value	4,029	114,603
Less than 12 months Gross Unrealized Losses	43	537
12 months or more Fair Value	0	310,315
12 months or more Gross Unrealized Losses	0	7,016
Total Fair Value	4,029	424,918
Total Gross Unrealized Losses	43	7,553
Mortgage Backed Securities
Debt Securities, Available-for-sale
Less than 12 months Fair Value	886,432	179,312
Less than 12 months Gross Unrealized Losses	1,834	693
12 months or more Fair Value	555	1,784,414
12 months or more Gross Unrealized Losses	11	20,854
Total Fair Value	886,987	1,963,726
Total Gross Unrealized Losses	$ 1,845	$ 21,547